Assets and liabilities held for sale - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Assets and liabilities classified as held for sale [Line Items]
Proceeds from disposals of non-current financial assets			€ 1,536	€ 45,979	€ 0
Write downs and other provisions	€ 654	€ 3,174	€ 19,487	6,178	€ 1,017
Assets and liabilities classified as held for sale [member]
Disclosure of Assets and liabilities classified as held for sale [Line Items]
Percentage of noncurrent asset or disposal group held for sale			70.00%
Proceeds from disposals of non-current financial assets			€ 500
Write downs and other provisions				€ 988